Vanguard® Emerging Markets Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.7%)
[1]	United States Treasury Note/Bond	4.125%	8/31/2030	9,097	9,073
	United States Treasury Note/Bond	4.125%	10/31/2031	18,000	17,915
[1,2,3]	United States Treasury Note/Bond	1.375%	11/15/2031	219,432	189,543
	United States Treasury Note/Bond	1.875%	2/15/2032	32,500	28,676
	United States Treasury Note/Bond	3.875%	8/15/2033	6,799	6,612
	United States Treasury Note/Bond	3.125%	2/15/2043	19,521	15,611
	United States Treasury Note/Bond	3.000%	8/15/2052	11,695	8,290
Total U.S. Government and Agency Obligations (Cost $280,171)					275,720
Corporate Bonds (12.5%)
Angola (0.1%)
	Azule Energy Finance plc	8.250%	1/22/2031	6,225	6,226
Azerbaijan (0.9%)
	State Oil Co. of Azerbaijan Republic	6.570%	7/7/2056	50,400	50,400
Bahrain (0.1%)
	Bapco Energies BSC Closed	8.375%	11/7/2028	6,896	7,032
Brazil (0.5%)
[4]	Nova Securitisation Sarl	6.500%	2/3/2036	14,537	13,700
	Petrobras Global Finance BV	5.125%	9/10/2030	8,101	7,970
	Vale Overseas Ltd.	6.000%	2/25/2056	8,277	8,260
					29,930
Bulgaria (0.3%)
[5]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	16,300	18,476
Chile (1.3%)
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	3,632	3,418
	Corp. Nacional del Cobre de Chile	5.125%	2/2/2033	3,630	3,594
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	30,463	31,324
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	23,288	24,446
	Empresa Nacional del Petroleo	5.250%	11/6/2029	13,408	13,461
					76,243
Colombia (0.6%)
	Ecopetrol SA	7.750%	2/1/2032	6,402	6,702
	Ecopetrol SA	8.875%	1/13/2033	19,607	21,474
	Ecopetrol SA	5.875%	11/2/2051	8,590	6,878
					35,054
El Salvador (0.1%)
	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	6,796	7,179
Guatemala (0.5%)
	Energuate Trust 2 0	6.350%	9/15/2035	28,132	27,971
Indonesia (0.1%)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/2029	3,000	2,885
Kazakhstan (0.0%)
	KazMunayGas National Co. JSC	6.375%	10/24/2048	1,354	1,362
Mexico (4.0%)
	Cemex SAB de CV	5.750%	6/5/2036	25,275	25,168
[6]	Comision Federal de Electricidad	5.000%	9/29/2036	3,794	3,551
	Petroleos Mexicanos	6.500%	3/13/2027	4,160	4,198
	Petroleos Mexicanos	5.350%	2/12/2028	5,170	5,172
	Petroleos Mexicanos	6.500%	1/23/2029	8,845	9,021
[6]	Petroleos Mexicanos	8.750%	6/2/2029	132,616	141,841
	Petroleos Mexicanos	5.625%	1/23/2046	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petroleos Mexicanos	6.750%	9/21/2047	17,338	14,823
	Petroleos Mexicanos	6.350%	2/12/2048	14,616	12,007
	Petroleos Mexicanos	6.950%	1/28/2060	20,050	16,865
					232,647
Morocco (0.6%)
	OCP SA	6.100%	4/30/2030	31,256	32,017
Oman (0.4%)
	OmGrid Funding Ltd.	5.196%	5/16/2027	17,552	17,565
	OQ SAOC	5.125%	5/6/2028	7,174	7,180
					24,745
Peru (0.8%)
[4]	Marcobre SAC	5.750%	1/22/2036	16,250	16,010
	Marcobre SAC	5.750%	1/22/2036	7,637	7,524
	Petroleos del Peru SA	4.750%	6/19/2032	21,132	18,026
	Petroleos del Peru SA	5.625%	6/19/2047	9,166	6,569
					48,129
Saudi Arabia (0.4%)
	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	4,590	4,698
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	20,615	21,356
					26,054
Serbia (0.2%)
[4]	Telecommunications co Telekom Srbija AD Belgrade	7.250%	5/18/2031	14,239	14,208
South Africa (0.1%)
[7]	Eskom Holdings	4.314%	7/23/2027	7,101	7,024
Turkiye (0.2%)
	ADM Elektrik Dagitim A/S	9.500%	2/5/2031	5,696	5,492
	GDZ Elektrik Dagitim A/S	9.000%	10/15/2029	7,137	6,898
					12,390
United Arab Emirates (0.5%)
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	29,788	26,570
	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	3,183	2,648
					29,218
Uzbekistan (0.2%)
	Uzbekneftegaz JSC	4.750%	11/16/2028	10,434	10,100
Venezuela (0.6%)
[8]	Petroleos de Venezuela SA	9.000%	11/17/2021	7,320	3,171
[6,8]	Petroleos de Venezuela SA	12.750%	2/17/2022	19,401	9,765
[6,8]	Petroleos de Venezuela SA	6.000%	5/16/2024	10,075	3,783
[6,8]	Petroleos de Venezuela SA	6.000%	11/15/2026	12,925	4,853
[8]	Petroleos de Venezuela SA	5.375%	4/12/2027	31,807	11,635
[8]	Petroleos de Venezuela SA	5.500%	4/12/2037	3,360	1,238
					34,445
Total Corporate Bonds (Cost $730,776)					733,735
Sovereign Bonds (78.2%)
Argentina (4.6%)
[6]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	1,350	1,376
	Republic of Argentina	1.000%	7/9/2029	11,824	10,779
	Republic of Argentina	5.000%	1/9/2038	102,720	85,650
[9]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	143,751	127,187
[9]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	47,760	36,533
[9]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	15,630	11,698
					273,223
Azerbaijan (0.3%)
[6]	Republic of Azerbaijan	3.500%	9/1/2032	18,493	17,255
Bahrain (2.0%)
	Kingdom of Bahrain	7.000%	10/12/2028	41,966	42,247
[4]	Kingdom of Bahrain	7.125%	6/10/2036	41,084	40,612
	Kingdom of Bahrain	6.625%	10/6/2037	38,543	36,351
					119,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Benin (0.4%)
[6]	Republic of Benin	7.960%	2/13/2038	4,240	4,511
[6]	Republic of Benin	8.375%	1/23/2041	18,460	19,955
					24,466
Bolivia (0.4%)
[6]	Bolivian Government International Bonds	4.500%	3/20/2028	1,117	1,068
[4]	Bolivian Government International Bonds	9.450%	5/14/2031	21,600	22,111
					23,179
Brazil (1.7%)
	Federative Republic of Brazil	5.500%	11/6/2030	40,000	40,274
	Federative Republic of Brazil	6.125%	1/22/2032	6,561	6,698
	Federative Republic of Brazil	7.250%	1/12/2056	55,570	55,786
					102,758
Bulgaria (0.0%)
	Republic of Bulgaria	5.000%	3/5/2037	1	1
Colombia (0.5%)
	Republic of Colombia	6.500%	1/21/2033	27,169	27,566
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/2031	2,500	2,575
	Republic of Costa Rica	7.000%	4/4/2044	6,555	7,137
	Republic of Costa Rica	7.158%	3/12/2045	19,600	21,618
[6]	Republic of Costa Rica	7.300%	11/13/2054	5,324	6,003
					37,333
Dominican Republic (5.2%)
	Dominican Republic	6.000%	7/19/2028	24,909	25,235
	Dominican Republic	5.500%	2/22/2029	49,159	49,214
	Dominican Republic	4.500%	1/30/2030	67,478	65,114
	Dominican Republic	7.050%	2/3/2031	86,389	91,007
	Dominican Republic	4.875%	9/23/2032	55,326	52,571
	Dominican Republic	6.000%	2/22/2033	21,492	21,669
					304,810
Ecuador (2.6%)
[6]	Republic of Ecuador	0.000%	7/31/2030	86,603	74,834
	Republic of Ecuador	6.900%	7/31/2035	42,248	38,774
[9]	Republic of Ecuador, 5.500% coupon rate effective 7/31/2026	5.000%	7/31/2040	48,096	40,324
					153,932
Egypt (2.0%)
	Arab Republic of Egypt	7.500%	1/31/2027	1,706	1,726
	Arab Republic of Egypt	6.588%	2/21/2028	2,887	2,910
	Arab Republic of Egypt	7.625%	5/29/2032	16,610	16,991
	Arab Republic of Egypt	8.500%	1/31/2047	42,283	41,465
	Arab Republic of Egypt	8.700%	3/1/2049	20,509	20,292
	Arab Republic of Egypt	8.150%	11/20/2059	26,387	24,360
	Arab Republic of Egypt	7.500%	2/16/2061	12,258	10,601
					118,345
El Salvador (0.8%)
	Republic of El Salvador	8.625%	2/28/2029	1,996	2,103
[6]	Republic of El Salvador	9.250%	4/17/2030	19,320	20,765
[6]	Republic of El Salvador	9.650%	11/21/2054	20,187	23,098
					45,966
Ghana (0.6%)
[6]	Republic of Ghana	0.000%	7/3/2026	2,434	2,429
[9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	32,553	32,110
					34,539
Guatemala (1.2%)
	Republic of Guatemala	4.375%	6/5/2027	3,398	3,378
	Republic of Guatemala	5.250%	8/10/2029	27,613	27,547
[6]	Republic of Guatemala	4.900%	6/1/2030	29,441	29,093
	Republic of Guatemala	7.050%	10/4/2032	9,547	10,296
					70,314
Hungary (4.1%)
[5]	Magyar Export-Import Bank Zrt	6.000%	5/16/2029	8,868	10,779
[5]	Magyar Export-Import Bank Zrt	4.500%	11/27/2031	6,670	7,815
	Republic of Hungary	6.125%	5/22/2028	12,960	13,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Hungary	2.125%	9/22/2031	2,164	1,880
[5]	Republic of Hungary	4.250%	5/26/2033	50,348	59,231
[5]	Republic of Hungary	5.375%	9/12/2033	42,428	53,205
	Republic of Hungary	6.000%	9/26/2035	14,297	14,920
[5]	Republic of Hungary	4.875%	3/25/2038	8,254	9,895
	Republic of Hungary	6.750%	9/23/2055	63,065	68,726
					239,727
Indonesia (4.9%)
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	11,657	11,507
[5]	Republic of Indonesia	3.875%	1/15/2033	21,938	24,644
[5]	Republic of Indonesia	1.100%	3/12/2033	12,930	12,085
[5]	Republic of Indonesia	4.500%	5/29/2033	10,660	12,298
[5]	Republic of Indonesia	3.750%	10/16/2033	98,160	108,028
[5]	Republic of Indonesia	4.100%	3/4/2034	38,329	42,948
	Republic of Indonesia	5.690%	5/29/2036	75,300	76,883
					288,393
Israel (0.8%)
	State of Israel	5.375%	3/12/2029	1,204	1,216
	State of Israel	2.500%	1/15/2030	1,327	1,219
	State of Israel	5.375%	2/19/2030	6,770	6,850
	State of Israel	4.500%	1/13/2031	41,260	40,342
					49,627
Ivory Coast (1.1%)
[6]	Ivory Coast	6.125%	6/15/2033	21,961	21,845
[6]	Ivory Coast	6.750%	2/25/2041	30,804	29,874
[6]	Republic of Cote d'Ivoire	8.075%	4/1/2036	10,144	11,129
					62,848
Jordan (0.7%)
	Kingdom of Jordan	7.750%	1/15/2028	21,591	22,363
	Kingdom of Jordan	7.375%	10/10/2047	16,838	16,783
					39,146
Kazakhstan (0.6%)
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	5,600	5,649
[4]	Baiterek National Investment Holding JSC	5.200%	5/6/2033	20,632	20,453
	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	8,996	9,046
					35,148
Kenya (1.9%)
	Republic of Kenya	7.875%	2/26/2034	110,098	109,377
Latvia (0.7%)
	Republic of Latvia	5.125%	7/30/2034	38,805	39,238
Lebanon (0.4%)
[8]	Lebanon Government International Bond	6.375%	3/9/2020	16,563	4,055
[8]	Lebanon Government International Bond	6.150%	6/19/2020	4,248	1,044
[8]	Lebanon Republic	8.250%	4/12/2021	2,430	649
[8]	Lebanon Republic	6.100%	10/4/2022	15,772	3,877
[8]	Lebanon Republic	6.000%	1/27/2023	17,460	4,280
[8]	Lebanon Republic	6.650%	4/22/2024	17,803	4,369
[8]	Lebanon Republic	6.250%	11/4/2024	3,522	864
[8]	Lebanon Republic	6.200%	2/26/2025	11,070	2,691
[8]	Lebanon Republic	6.650%	2/26/2030	3,380	846
[8]	Lebanon Republic	7.150%	11/20/2031	4,967	1,263
[8]	Lebanon Republic	7.000%	3/23/2032	3,607	915
[8]	Lebanon Republic	8.200%	5/17/2033	1,445	385
[8]	Lebanon Republic	8.250%	5/17/2034	1,445	383
					25,621
Mexico (6.0%)
	United Mexican States	4.750%	4/27/2032	9,828	9,445
	United Mexican States	5.850%	7/2/2032	85,071	85,987
	United Mexican States	5.375%	3/22/2033	68,097	66,711
	United Mexican States	3.500%	2/12/2034	45,046	38,429
	United Mexican States	6.875%	5/13/2037	3,362	3,531
	United Mexican States	6.250%	8/27/2037	49,404	49,411
[5]	United Mexican States	5.125%	3/19/2038	24,446	27,706
	United Mexican States	4.280%	8/14/2041	17,964	14,136
	United Mexican States	6.750%	2/9/2056	28,437	27,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	3.771%	5/24/2061	43,083	25,892
	United Mexican States	5.750%	10/12/2110	7,480	6,096
					355,234
Mongolia (0.2%)
[4,10]	Development Bank of Mongolia LLC	6.900%	7/2/2031	9,275	9,179
Morocco (1.6%)
[4,5]	Kingdom of Morocco	4.750%	5/26/2034	5,630	6,561
[5]	Kingdom of Morocco	4.750%	5/26/2034	6,205	7,231
[5]	Kingdom of Morocco	4.750%	4/2/2035	4,904	5,690
[4,5]	Kingdom of Morocco	5.125%	5/26/2038	49,400	57,588
	Kingdom of Morocco	4.000%	12/15/2050	23,699	17,073
					94,143
Nigeria (0.5%)
	Republic of Nigeria	8.747%	1/21/2031	13,291	14,233
	Republic of Nigeria	7.875%	2/16/2032	11,000	11,468
	Republic of Nigeria	7.375%	9/28/2033	3,403	3,435
					29,136
Oman (0.7%)
	Sultanate of Oman	5.375%	3/8/2027	17,170	17,246
	Sultanate of Oman	6.750%	10/28/2027	6,646	6,811
	Sultanate of Oman	5.625%	1/17/2028	15,989	16,163
					40,220
Pakistan (0.9%)
	Islamic Republic of Pakistan	6.875%	12/5/2027	17,812	17,959
	Islamic Republic of Pakistan	6.975%	4/24/2029	31,983	32,005
					49,964
Panama (1.9%)
	Republic of Panama	2.252%	9/29/2032	97,079	81,473
[6]	Republic of Panama	5.227%	2/23/2034	31,265	30,826
					112,299
Paraguay (1.8%)
[6]	Republic of Paraguay	4.950%	4/28/2031	69,528	69,532
	Republic of Paraguay	5.850%	8/21/2033	3,600	3,730
[4]	Republic of Paraguay	6.650%	3/4/2055	8,587	9,221
	Republic of Paraguay	6.650%	3/4/2055	23,750	25,505
					107,988
Peru (2.0%)
	Republic of Peru	2.783%	1/23/2031	68,243	62,821
[4,11]	Republic of Peru	6.850%	8/12/2035	14,371	4,421
	Republic of Peru	5.500%	3/30/2036	43,660	44,130
[4,11]	Republic of Peru	7.600%	8/12/2039	11,976	3,759
[11]	Republic of Peru	5.350%	8/12/2040	9,582	2,444
					117,575
Philippines (1.5%)
[5]	Republic of Philippines	3.625%	2/4/2032	5,458	6,192
	Republic of Philippines	5.609%	4/13/2033	3,445	3,551
	Republic of Philippines	5.250%	5/14/2034	17,253	17,269
	Republic of Philippines	5.325%	6/24/2036	50,010	50,078
	Republic of Philippines	5.750%	1/27/2051	9,480	9,444
					86,534
Poland (1.1%)
	Republic of Poland	6.125%	4/14/2056	65,395	66,424
Romania (2.1%)
[5]	Romania	5.250%	5/30/2032	6,872	7,992
[5]	Romania	5.875%	7/11/2032	9,675	11,559
	Romania	7.125%	1/17/2033	8,330	8,854
[5]	Romania	4.625%	3/4/2033	13,431	14,846
[5]	Romania	2.000%	4/14/2033	30,460	28,525
[5]	Romania	5.375%	6/7/2033	4,500	5,181
	Romania	6.375%	1/30/2034	3,026	3,068
[4]	Romania	5.750%	7/4/2036	18,164	17,391
[5]	Romania	3.375%	1/28/2050	38,377	28,603
					126,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saudi Arabia (2.9%)
	Kingdom of Saudi Arabia	5.875%	1/12/2056	169,912	165,363
	Kingdom of Saudi Arabia	3.450%	2/2/2061	6,798	4,310
					169,673
Senegal (0.2%)
[6]	Republic of Senegal	6.750%	3/13/2048	22,000	11,422
Serbia (1.0%)
[5]	Republic of Serbia	1.500%	6/26/2029	41,588	44,161
	Republic of Serbia	2.125%	12/1/2030	19,611	17,131
					61,292
South Africa (3.1%)
[12]	Republic of South Africa	6.250%	3/31/2036	1,092,063	57,055
	Republic of South Africa	5.750%	9/30/2049	69,884	59,251
	Republic of South Africa	7.250%	12/11/2055	65,025	64,947
					181,253
Sri Lanka (0.8%)
[4,6]	Republic of Sri Lanka	4.000%	4/15/2028	1,479	1,429
[4,9]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	7,762	7,921
[9]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	4,492	4,584
[9]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/2033	9,843	9,444
[9]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/2027	3.600%	2/15/2038	14,061	14,223
[9]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	7,956	6,649
					44,250
Suriname (0.2%)
[4]	Republic of Suriname	8.500%	11/6/2035	13,210	14,393
Trinidad & Tobago (0.1%)
[4]	Republic of Trinidad & Tobago	6.500%	1/28/2036	8,291	8,510
Turkiye (6.1%)
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	4,986	5,054
[4,10]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	35,294	35,273
	Republic of Turkiye	6.375%	5/22/2031	145,030	144,678
	Republic of Turkiye	7.125%	2/12/2032	38,307	39,246
	Republic of Turkiye	6.300%	3/14/2033	66,210	64,639
	Republic of Turkiye	4.875%	4/16/2043	74,251	56,362
[4]	Turkiye Ihracat Kredi Bankasi A/S	6.125%	5/2/2029	14,758	14,625
					359,877
Ukraine (2.6%)
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	3,202	2,303
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	7.750%	2/1/2035	9,413	5,644
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	7.750%	2/1/2036	17,357	10,402
[9]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	110,695	91,606
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	23,592	16,581
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	40,387	27,723
					154,259
United Arab Emirates (0.1%)
	Finance Department Government of Sharjah	3.625%	3/10/2033	3,400	2,987
Uzbekistan (1.4%)
[13]	Republic of Uzbekistan	15.500%	2/25/2028	78,700,000	6,979
	Republic of Uzbekistan	7.850%	10/12/2028	58,552	61,941
[4,5]	Republic of Uzbekistan	5.100%	2/25/2029	11,513	13,460
					82,380
Venezuela (0.8%)
[8]	Republic of Venezuela	12.750%	8/23/2022	24,660	13,743
[8]	Republic of Venezuela	9.000%	5/7/2023	3,440	1,638
[8]	Republic of Venezuela	8.250%	10/13/2024	40,056	18,233
[8]	Republic of Venezuela	7.650%	4/21/2025	4,130	1,846
[8]	Republic of Venezuela	11.750%	10/21/2026	8,437	4,617
[8]	Republic of Venezuela	9.250%	5/7/2028	10,471	5,037
					45,114
Zambia (0.5%)
[9]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	29,588	29,210
Total Sovereign Bonds (Cost $4,481,668)					4,601,357

Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[14]	Vanguard Market Liquidity Fund (Cost $193,054)	3.682%	1,930,729	193,053
Total Investments (98.7%) (Cost $5,685,669)	5,803,865
Other Assets and Liabilities—Net (1.3%)	75,101
Net Assets (100.0%)	5,878,966
Cost is in $000.

1	Securities with a value of $2,599 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $105,769 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $21,430 have been segregated as initial margin for open futures contracts.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $330,825, representing 5.6% of net assets.

5	Face amount denominated in euro.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Guaranteed by the Republic of South Africa.
8	Non-income-producing security—security in default.
9	Step bond.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
11	Face amount denominated in Peruvian soles
12	Face amount denominated in South African rand.
13	Face amount denominated in Uzbekistani Som.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	397	81,834	(51)
10-Year U.S. Treasury Note	September 2026	4,206	462,200	3,530
Euro-Schatz	September 2026	70	8,475	22
Long U.S. Treasury Bond	September 2026	213	24,176	647
Ultra Long U.S. Treasury Bond	September 2026	807	93,738	2,686
				6,834

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(1,076)	(115,182)	71
Euro-Bobl	September 2026	(1,617)	(213,174)	(1,422)
Euro-Bund	September 2026	(1,699)	(247,202)	(3,150)
Euro-Buxl	September 2026	(88)	(11,183)	(301)
Ultra 10-Year U.S. Treasury Note	September 2026	(533)	(59,946)	(401)
				(5,203)
				1,631

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	7/2/2026	BRL	293,326	USD	56,664	128	—
Citibank, N.A.	8/4/2026	BRL	295,602	USD	56,638	143	—
BNP Paribas	7/2/2026	BRL	219,408	USD	42,820	—	(340)
State Street Bank & Trust Co.	7/2/2026	BRL	69,963	USD	13,818	—	(272)
Standard Chartered Bank	9/16/2026	CAD	543	USD	391	—	(7)
Citibank, N.A.	9/16/2026	CLP	25,691,758	USD	28,082	—	(186)
BNP Paribas	9/16/2026	CZK	74,396	USD	3,564	—	(59)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	27,613	USD	31,940	—	(286)
HSBC Bank plc	9/16/2026	EUR	21,005	USD	24,277	—	(198)
State Street Bank & Trust Co.	9/16/2026	EUR	2,519	USD	2,904	—	(16)
Wells Fargo Bank N.A.	9/16/2026	HUF	8,761,106	USD	28,907	—	(849)
Royal Bank of Canada	9/16/2026	HUF	8,644,404	USD	28,614	—	(931)
Wells Fargo Bank N.A.	9/16/2026	KRW	87,917,145	USD	57,710	—	(810)
Canadian Imperial Bank of Commerce	9/16/2026	PLN	1,154	USD	315	—	(8)
Standard Chartered Bank	9/16/2026	ZAR	474,021	USD	28,647	110	—
UBS AG	9/16/2026	ZAR	466,823	USD	28,603	—	(283)
Citibank, N.A.	7/2/2026	USD	56,638	BRL	293,326	—	(154)
BNP Paribas	7/2/2026	USD	42,385	BRL	219,408	—	(96)
State Street Bank & Trust Co.	9/16/2026	USD	9	CAD	12	—	—
State Street Bank & Trust Co.	9/16/2026	USD	677	CZK	14,093	13	—
Wells Fargo Bank N.A.	9/16/2026	USD	728,488	EUR	627,527	9,149	—
Wells Fargo Bank N.A.	9/16/2026	USD	34,293	EUR	29,947	—	(36)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	33,510	EUR	28,784	514	—
HSBC Bank plc	9/16/2026	USD	29,166	EUR	25,019	487	—
State Street Bank & Trust Co.	9/16/2026	USD	1,424	EUR	1,250	—	(9)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	361	EUR	317	—	(2)
State Street Bank & Trust Co.	9/16/2026	USD	299	EUR	260	1	—
Wells Fargo Bank N.A.	9/16/2026	USD	57,253	HUF	17,657,292	705	—
Wells Fargo Bank N.A.	9/17/2026	USD	50,585	MXN	888,049	131	—
State Street Bank & Trust Co.	9/17/2026	USD	30,421	MXN	532,232	183	—
Wells Fargo Bank N.A.	9/17/2026	USD	28,517	MXN	502,927	—	(56)
Wells Fargo Bank N.A.	9/16/2026	USD	10,690	PEN	36,827	—	(50)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,564	PLN	5,730	41	—
Wells Fargo Bank N.A.	9/16/2026	USD	142,169	ZAR	2,353,423	—	(603)
						11,605	(5,251)

BRL—Brazilian real.
CAD—Canadian dollar.
CLP—Chilean peso.
CZK—Czech koruna.
EUR—euro.
HUF—Hungarian forint.
KRW—Korean won.
MXN—Mexican peso.
PEN—Peruvian sol.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Colombia	6/21/2031	USD	11,432	1.000	(220)	332
Republic of Indonesia	6/21/2031	USD	63,202	1.000	314	127
Republic of Peru	6/21/2031	USD	2,262	1.000	39	7
Republic of Philippines	6/21/2031	USD	153,002	1.000	2,572	1,142
Republic of South Africa	6/21/2031	USD	1,758	1.000	(19)	52
Republic of Turkiye	6/21/2031	USD	31,342	1.000	(1,617)	833
					1,069	2,493

Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
Republic of Mexico	6/21/2031	USD	56,140	(1.000)	(380)	(557)
					689	1,936

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/22/2027	BANA	14,440	1.000	28	(167)	195	—

Credit Protection Purchased
Republic of Malaysia	6/21/2031	JPMC	14,053	(1.000)	(398)	(311)	—	(87)
					(370)	(478)	195	(87)

1Periodic premium received/(paid) quarterly.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $8,687 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/3/2028	N/A	1,652,000 [1]	6.494 [2]	(7.355)[3]	(512)	(512)
5/8/2028	N/A	1,652,000 [1]	7.167 [3]	(6.505)[2]	186	186
6/16/2028	6/16/2027 [4]	117,733,000 [5]	0.000 [6]	(4.910)[7]	(523)	(523)
1/2/2029	N/A	208,065 [8]	12.804 [7]	(14.290)[9]	(1,576)	(1,576)
1/2/2029	N/A	135,390 [8]	14.171 [7]	(14.290)[9]	88	88
1/2/2029	N/A	79,494 [8]	14.290 [9]	(14.175)[7]	(54)	(54)
1/2/2030	N/A	89,443 [8]	13.400 [7]	(14.290)[9]	(417)	(417)
9/18/2030	N/A	1,090,525 [10]	5.589 [11]	(3.590)[12]	(73)	(74)
4/24/2031	N/A	510,010 [13]	6.767 [14]	(7.508)[15]	(217)	(217)
4/28/2031	N/A	132,270 [16]	3.900 [17]	(4.425)[11]	(758)	(757)
4/29/2031	N/A	925,580 [13]	6.775 [14]	(7.705)[15]	(857)	(859)
4/30/2031	N/A	516,246 [1]	6.510 [2]	(7.975)[3]	(370)	(370)
5/2/2031	N/A	244,494 [1]	6.510 [2]	(7.945)[3]	(158)	(158)
5/5/2031	N/A	153,415 [16]	3.880 [17]	(4.545)[11]	(1,103)	(1,102)
6/5/2031	N/A	33,047,988 [5]	4.506 [18]	(5.005)[19]	(462)	(462)
3/12/2036	N/A	322,000 [10]	4.250 [11]	(3.560)[12]	83	82

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/28/2036	N/A	450,180 [1]	6.505 [2]	(8.180)[3]	(135)	(135)
6/17/2036	N/A	77,240 [10]	4.465 [11]	(3.770)[12]	76	76
					(6,782)	(6,784)

1	Notional amount denominated in Mexican peso.
2	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date. Interest payment received/paid every 28 days.
3	Interest payment received/paid every 28 days.
4	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5	Notional amount denominated in Chilean peso.
6	Based on the Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/paid at maturity.
7	Interest payment received/(paid) at maturity.
8	Notional amount denominated in Brazilian real.
9	Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
10	Notional amount denominated in Czech koruna.
11	Interest payment received/(paid) annually.
12	Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.
13	Notional amount denominated in South African rand.
14	Based on Johannesburg Interbank Average Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
15	Interest payment received/(paid) quarterly.
16	Notional amount denominated in Polish zloty.
17	Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.
18	Based on the Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/paid semiannually.
19	Interest payment received/paid semiannually.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open option contracts at June 30, 2026.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	275,720	—	275,720
Corporate Bonds	—	733,735	—	733,735
Sovereign Bonds	—	4,601,357	—	4,601,357
Temporary Cash Investments	193,053	—	—	193,053
Total	193,053	5,610,812	—	5,803,865

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,956	—	—	6,956
Forward Currency Contracts	—	11,605	—	11,605
Swap Contracts[1]	—	3,120	—	3,120
Total	6,956	14,725	—	21,681
Liabilities
Futures Contracts[1]	(5,325)	—	—	(5,325)
Forward Currency Contracts	—	(5,251)	—	(5,251)
Swap Contracts[1]	—	(7,860)	—	(7,860)
Total	(5,325)	(13,111)	—	(18,436)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.